Fair Value - Significant Unobservable Inputs Used in Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Measurements, Nonrecurring | Level 3 | Impaired loans
Significant unobservable inputs used in the fair value measurements
Assets	$ 1,368	$ 1,250	$ 1,031